Income Tax Matters (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of Deferred Taxes Movement
The movements in Tax credits for loss carryforwards in the Telefónica Group in 2019 and 2018 are as follows:

Location of the company (Millions of euros)	Balance at 12/31/2018	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2019
Spain	2,272	—	(16)	—	(836)	1,420
Germany	580	192	(77)	—	—	695
Latin America	976	25	(202)	—	(30)	769
Other countries	—	—	—	—	—	—
Total tax credits for loss carryforwards	3,828	217	(295)	—	(866)	2,884

Location of the company (Millions of euros)	Balance at 12/31/2017	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2018
Spain	1,500	791	(11)	—	(8)	2,272
Germany	472	185	(77)	—	—	580
Latin America	799	292	(69)	—	(46)	976
Other countries	5	—	(4)	—	(1)	—
Total tax credits for loss carryforwards	2,776	1,268	(161)	—	(55)	3,828
The Group assesses the recoverability of deferred tax assets based on the future activities carried out by the different companies, on tax regulations in the different countries in which these companies operate, and on the strategic decisions affecting the companies. Under the assumptions made, the estimated realization of deferred tax assets and liabilities recognized in the consolidated statement of financial position in 2019 and 2018 is as follows:

Millions of euros
12/31/2019	Total	Less than 1 year	More than 1 year
Deferred tax assets	6,682	747	5,935
Deferred tax liabilities	2,908	(17)	2,925

Millions of euros
12/31/2018	Total	Less than 1 year	More than 1 year
Deferred tax assets	7,631	1,736	5,895
Deferred tax liabilities	2,674	(9)	2,683
The movements in deferred taxes in the Telefónica Group in 2019 and 2018 are as follows:

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2018	7,631	2,674
Reclassification entry into force IFRIC 23	—	313
Additions	1,070	586
Disposals	(1,123)	(323)
Transfers	(882)	(250)
Translation differences and hyperinflation adjustments	(33)	(87)
Company movements and others	19	(5)
Balance at December 31, 2019	6,682	2,908

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2017	7,820	2,145
Additions	1,866	916
Disposals	(1,844)	(320)
Transfers	(79)	(204)
Translation differences and hyperinflation adjustments	(127)	130
Company movements and others	(5)	7
Balance at December 31, 2018	7,631	2,674

The sources of deferred tax assets and liabilities from temporary differences recognized at December 31, 2019 and 2018 are as follows:

Millions of euros	12/31/2019	12/31/2018
Goodwill and intangible assets	323	724
Property, plant and equipment	520	742
Personnel commitments	1,730	1,397
Provisions	832	895
Investments in subsidiaries, associates and other shareholdings	6	6
Inventories and receivables	273	254
Rights of use	15	—
Lease liabilities	796	—
Other	615	572
Total deferred tax assets for temporary differences	5,110	4,590
Deferred tax assets and liabilities offset	(2,771)	(2,209)
Total deferred tax assets for temporary differences registered in the statement of financial position	2,339	2,381

Millions of euros	12/31/2019	12/31/2018
Goodwill and intangible assets	2,115	1,981
Property, plant and equipment	1,203	1,307
Personnel commitments	7	19
Provisions	385	19
Investments in subsidiaries, associates and other shareholdings	414	780
Inventories and receivables	197	185
Rights of use	800	—
Other	558	592
Total deferred tax liabilities for temporary differences	5,679	4,883
Deferred tax assets and liabilities offset	(2,771)	(2,209)
Total deferred tax liabilities for temporary differences registered in the statement of financial position	2,908	2,674

The Spanish tax group had unused tax loss carryforwards at December 31, 2019 amounting to 7,738 million euros:

Millions of euros	Total	Less than 1 year	More than 1 year
Tax loss carryforwards generated in the tax group	4,736	219	4,517
Tax loss carryforwards generated before consolidation in the tax group	3,002	—	3,002

Millions of euros	12/31/2019	12/31/2018
Tax credits for loss carryforwards	2,884	3,828
Unused tax deductions	1,459	1,422
Deferred tax assets for temporary differences	2,339	2,381
Total deferred tax assets	6,682	7,631

Schedule of Tax Payables and Receivables
Current tax payables and receivables at December 31, 2019 and 2018 are as follows:

Millions of euros	Balance at 12/31/2019	Balance at 12/31/2018
Taxes payable
Tax withholdings	161	98
Indirect taxes	817	781
Social security	137	123
Current income taxes payable	1,073	580
Other	372	465
Total	2,560	2,047

Millions of euros	Balance at 12/31/2019	Balance at 12/31/2018
Tax receivables
Indirect taxes	941	1,073
Current income taxes receivable	507	456
Other	113	147
Total	1,561	1,676

Schedule of Reconciliation of Book Profit before Taxes on Taxable Income
The reconciliation between book profit before tax and the income tax expense from continuing operations for 2019, 2018 and 2017 is as follows:

Millions of euros	2019	2018	2017
Accounting profit before tax	2,718	5,571	4,597
Tax expense at prevailing statutory rate	722	1,544	1,310
Permanent differences	(223)	133	(186)
Changes in deferred tax charge due to changes in tax rates	8	6	19
(Capitalization)/reversal of tax deduction and tax relief	(44)	371	(79)
(Capitalization)/reversal of loss carryforwards	118	(1,067)	(123)
(Increase)/decrease in tax expense arising from temporary differences	484	569	157
Other	(11)	65	121
Corporate income tax	1,054	1,621	1,219
Breakdown of current/deferred tax expense
Current tax expense	1,108	1,122	968
Deferred tax expense/(benefit)	(54)	499	251
Total Corporate income tax	1,054	1,621	1,219